Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of operating segments [line items]
Net interest income	$ 3,518		$ 3,135	$ 6,906	$ 6,307
Non-interest revenue	1,746		3,078	5,105	6,423
Total Revenue	5,264	$ 6,747	6,213	12,011	12,730
Provision for (recovery of) credit losses	1,118	349	176	1,467	313
Insurance claims, commissions and changes in policy benefit liabilities	(197)	716	561	519	1,487
Depreciation and amortization	407		303	811	594
Other non-interest expense	3,109		3,292	6,374	6,558
Income Before Provision for Income Taxes	827	2,013	1,881	2,840	3,778
Provision for (recovery of) income taxes	138	421	384	559	771
Reported net income (loss)	689	$ 1,592	1,497	2,281	3,007
Average Assets	946,435		820,976	914,161	820,585
Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	413		150	737	277
Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	705		26	730	36
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,495		1,407	3,052	2,842
Non-interest revenue	465		506	990	1,021
Total Revenue	1,960		1,913	4,042	3,863
Provision for (recovery of) credit losses	497		138	649	258
Depreciation and amortization	133		83	256	163
Other non-interest expense	843		860	1,706	1,736
Income Before Provision for Income Taxes	487		832	1,431	1,706
Provision for (recovery of) income taxes	126		216	370	442
Reported net income (loss)	361		616	1,061	1,264
Average Assets	252,984		235,410	250,969	233,332
Canadian P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	212		122	350	236
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	285		16	299	22
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,129		1,035	2,180	2,094
Non-interest revenue	315		281	620	560
Total Revenue	1,444		1,316	2,800	2,654
Provision for (recovery of) credit losses	199		23	348	29
Depreciation and amortization	146		117	286	227
Other non-interest expense	671		658	1,292	1,315
Income Before Provision for Income Taxes	428		518	874	1,083
Provision for (recovery of) income taxes	89		112	184	233
Reported net income (loss)	339		406	690	850
Average Assets	144,449		124,679	138,479	122,299
US P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	124		18	256	33
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	75		5	92	(4)
BMO Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	212		230	443	462
Non-interest revenue	678		1,612	2,472	3,520
Total Revenue	890		1,842	2,915	3,982
Provision for (recovery of) credit losses	6			9	2
Insurance claims, commissions and changes in policy benefit liabilities	(197)		561	519	1,487
Depreciation and amortization	71		65	157	132
Other non-interest expense	817		817	1,643	1,646
Income Before Provision for Income Taxes	193		399	587	715
Provision for (recovery of) income taxes	49		94	152	172
Reported net income (loss)	144		305	435	543
Average Assets	45,175		40,402	44,692	39,559
BMO Wealth Management [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	3		(1)	3	1
BMO Wealth Management [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	3		1	6	1
BMO capital markets [member]
Disclosure of operating segments [line items]
Net interest income	855		598	1,551	1,158
Non-interest revenue	196		638	869	1,215
Total Revenue	1,051		1,236	2,420	2,373
Provision for (recovery of) credit losses	408		15	458	30
Depreciation and amortization	57		38	112	72
Other non-interest expense	701		854	1,498	1,616
Income Before Provision for Income Taxes	(115)		329	352	655
Provision for (recovery of) income taxes	(41)		79	70	149
Reported net income (loss)	(74)		250	282	506
Average Assets	380,856		344,723	365,931	342,594
BMO capital markets [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	73		12	126	13
BMO capital markets [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	335		3	332	17
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(173)		(135)	(320)	(249)
Non-interest revenue	92		41	154	107
Total Revenue	(81)		(94)	(166)	(142)
Provision for (recovery of) credit losses	8			3	(6)
Other non-interest expense	77		103	235	245
Income Before Provision for Income Taxes	(166)		(197)	(404)	(381)
Provision for (recovery of) income taxes	(85)		(117)	(217)	(225)
Reported net income (loss)	(81)		(80)	(187)	(156)
Average Assets	122,971		75,762	114,090	82,801
Corporate services [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	1		(1)	2	$ (6)
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	$ 7		$ 1	$ 1